Revenues	9 Months Ended
Sep. 30, 2014
Deferred Revenue Disclosure [Abstract]
Revenues

3. Revenues

General

Pieris AG has not generated revenues from product sales. Pieris AG has generated revenues pursuant to (i) license and collaboration agreements, which include upfront payments for licenses or options to obtain licenses, payments for research and development services and milestone payments, and (ii) government grants.

Collaborations and Other Agreements

Allergan, Inc.

In August 2009, pursuant to an agreement with Allergan, Inc. (“Allergan”), Pieris AG granted Allergan a worldwide exclusive license to develop and commercialize certain drug candidates for the treatment and prevention of ocular diseases. Allergan is responsible for the research, development, manufacturing and commercialization of any products resulting from the license. Pieris AG received a non-refundable upfront payment of $10 million upon execution of the contract in 2009 and is entitled to receive up to an aggregate of $13 million in milestone payments upon the achievement of certain commercial milestones or patents granted to Pieris by the United States Patent and Trademark Office that cover a product licensed to Allergan.

At the inception of the agreement, Pieris AG recognized revenues from the upfront license payment because, based on the stage of development of the licensed product delivered and the development capabilities of Allergan, Pieris AG determined that the license had standalone value. Through September 30, 2014, none of the milestones had been achieved and, as such, Pieris AG has not recognized milestone-related revenues.

Daiichi Sankyo Co., Ltd.

In May 2011, Pieris AG entered into an agreement with Daiichi Sankyo Co., Ltd. (“Daiichi Sankyo”), under which Pieris AG will use its proprietary Anticalin® scaffold technology to identify drug candidates against certain targets selected by Daiichi Sankyo, with further development and commercialization performed by Daiichi Sankyo. For any targets selected by Daiichi Sankyo, Pieris AG granted an exclusive, worldwide license for the research, development and commercialization of drug candidates identified by Pieris AG. Pieris AG has handed over further development responsibility for the two collaboration projects to Daiichi Sankyo, which handovers occurred in March 2013 and June 2014.

Upon execution of the agreement, Daiichi Sankyo paid Pieris AG a non-refundable upfront payment in the amount of $10.1 million in consideration for the licenses, and for each licensed product, Pieris AG is entitled to receive potential milestone payments of $102.1 million, plus royalties on the commercial sales of any commercial products. The total milestones are categorized as follows: research milestones—$3.0 million; development milestones—$42.3 million; commercial milestones—$56.8 million; additional diagnostic milestones of $0.9 million. At the inception of the agreement, these milestones were determined to be substantive as there was substantial uncertainty the milestones would be achieved, they would require substantial performance from the entity, and the consideration was reasonable relative to other deliverables. The agreement includes provisions for Pieris AG to provide research services funded by Daiichi Sankyo at agreed upon full-time employee rates during the initial identification and research period.

In accordance with the guidance in ASC 605-25, Pieris AG identified the licenses and research funding as deliverables at the inception of the arrangement. Pieris AG has determined that the licenses and research services provided by Pieris AG represent one unit of accounting because, based on the stage of development of the licensed product, the research services provided by Pieris AG to identify drug candidates using Pieris AG’s proprietary Anticalin® technology against Daiichi Sankyo’s selected targets were necessary before the licenses would have any standalone value. Therefore, the total arrangement consideration was recognized over the estimated period of substantial involvement, which was determined to be the period during Pieris AG was required to provide research services to discover drug candidates against targets identified. Pieris AG estimated this period would be approximately two years. Pieris AG reassesses the estimated term at the end of each reporting period.

Pieris AG recognized milestone payments of $0.4 million and $0.7 million as revenue for the nine months ended September 30, 2014 and 2013, respectively. The milestone payments in 2013 resulted from the achievement of a success milestone, the initiation of Phase B. The milestone payment in 2014 is based on successful in vitro and in vivo studies. The milestones could not be achieved solely upon the passage of time. For revenue recognition purposes, management determined these milestones to be substantive in accordance with applicable accounting guidance related to milestone revenue. Substantive uncertainty existed at the inception of the arrangement as to whether the milestones would be achieved because of the numerous variables, such as the high rate of failure inherent in research and development activities and the uncertainty involved with obtaining regulatory approval. For the nine months ended September 30, 2014, Pieris AG recognized $1.1 million in revenues related to the Daiichi Sankyo Collaboration, of which $0.4 million related to the achievement of milestones. For the nine months ended September 30, 2013, Pieris AG recognized $4.3 million in revenues, of which $0.7 million related to the achievement of milestones.

Sanofi-Aventis and Sanofi-Pasteur

In September 2010, Pieris AG entered into an agreement with Sanofi-Aventis and Sanofi Pasteur (“Sanofi”), under which Pieris AG agreed to apply its proprietary Anticalin® technology to identify drug candidates against certain targets selected by Sanofi, with further development and commercialization performed by Sanofi. The agreement included the initial identification of two targets by Sanofi, with options to select up to four additional targets. For any targets selected by Sanofi, Pieris AG granted an exclusive, worldwide license for the research, development and commercialization of drug candidates identified by Pieris AG. In addition to the two initial targets selected by Sanofi, Sanofi exercised one of the four options and received a license. The remaining three options expired unexercised.

Upon execution of the agreement, Sanofi paid Pieris AG an upfront payment of $4.9 million in consideration for licenses on the first two targets and options to select an additional four licenses on other targets (with each option requiring an additional upfront payment upon exercise). Additionally, for each licensed product, Pieris AG is entitled to receive milestone payments up to $58.3 million, plus royalties on the sales of any commercial products. The total milestones are categorized as follows: research milestones—$2.1 million; development milestones—$33.5 million; commercial milestones—$22.7 million. At the inception of the agreement, these milestones were determined to be substantive because (i) there was substantial uncertainty the milestones would be achieved, (ii) they would require substantial performance from the entity, and (iii) the consideration was reasonable relative to other deliverables. The agreement included provisions for Pieris AG to provide research services funded by Sanofi at agreed upon full-time employee equivalent rates during the initial identification and research period.

In accordance with the guidance in ASC 605-25, Pieris AG identified the licenses, options to obtain additional licenses and research funding as deliverables at the inception of the arrangement. The options were considered to be substantive at the inception of the agreement. Factors considered in determining the options were substantive were whether (i) Sanofi could obtain the overall objective of the agreement without exercising any options, (ii) Sanofi was able to obtain value from the initial licenses obtained without exercising any options, (iii) the cost to exercise the options was significant relative to the total upfront payment of $4.9 million for two licenses and four options, and (iv) exercising the option created additional financial commitments for Sanofi or imposed economic penalties on Sanofi.

Pieris AG has determined that, for each program selected by Sanofi, the license and research services provided by Pieris AG represent one unit of accounting because, based on the stage of development of the licensed product, the research services provided by Pieris AG to identify drug candidates using Pieris AG’s proprietary Anticalin technology against Sanofi’s selected targets were necessary before the licenses would have any standalone value.

The estimated selling prices for the licenses in the agreement are Pieris AG’s best estimate of selling price and were determined based on market conditions and entity-specific factors such as considerations of preclinical and clinical testing results and Pieris AG’s pricing practices and pricing objectives. The estimated selling price of research services are Pieris AG’s best estimate of selling price and are determined based on market conditions and entity-specific factors such as internal cost considerations and Pieris AG’s pricing practices and pricing objectives.

At inception, the total arrangement consideration of $8.1 million (which comprises the $4.9 million upfront payment and the expected fees for the research services to be provided under the remainder of the arrangement) was allocated to the deliverables based on the relative selling price method as follows: $3.5 million to the licenses, $1.4 million to the four options to acquire additional licenses and $3.2 million to the estimated research services to be provided. As the license and research services were determined to be one unit of accounting, the consideration allocated to each license is recognized over the period of substantial involvement, which was determined to be the period during Pieris AG was required to provide research services to discover drug candidates against targets identified, approximately two years. Pieris AG reassesses the estimated term at the end of each reporting period. At the end of 2012, Pieris AG determined that the required research term for one of the initial terms would extend to a period of 40 months, and management updated the estimated required service period to amortize the remaining deferred upfront payment over the new term. Two of the four options expired un-exercised in 2011, and as a result Pieris AG recognized $0.7 million of revenue upon expiration. The option term for the remaining two options was extended to February 2013, and Sanofi exercised one option to obtain an additional license. For the exercised option, the allocated consideration of $0.35 million for the option and the $1.4 million payment of the exercise price of the option were deferred and amortized over the expected required service period of approximately two years. The program covered by the exercised option was terminated in December 2013, and accordingly, Pieris AG recognized the remaining deferred revenue upon termination. The remaining option expired in February 2013 and the allocated consideration of $0.35 million was recognized into revenue at the time of expiration.

Pieris AG recognized a milestone payment of $0.3 million as revenue for the nine months ended September 2014. The milestone payment is based on successful in vivo studies. The milestone could not be achieved solely upon the passage of time. For revenue recognition purposes, management determined this milestone to be substantive in accordance with applicable accounting guidance related to milestone revenue. Substantive uncertainty existed at the inception of the arrangement as to whether the milestone would be achieved because of the numerous variables, such as the high rate of failure inherent in research and development activities and the uncertainty involved with obtaining regulatory approval. Therefore, the payment was recognized in its entirety as revenue in the nine months ended September 30, 2014 when the research milestone was reached.

For the nine months ended September 30, 2014, the Company recognized $0.7 million in revenues, of which $0.3 million related to the achievement of milestones related to the Sanofi collaboration. For the nine months ended September 30, 2013, the Company recognized $2.5 million in revenues, none of which related to the achievement of milestones.